As filed with the Securities and Exchange Commission on June 29, 2017
================================================================================
                                            1933 Act Registration No. 333-176976
                                             1940 Act Registration No. 811-22245


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 72                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 73                                                            [X]


                      FIRST TRUST EXCHANGE-TRADED FUND III
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund III
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to First Trust California Municipal High Income ETF, a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 29th day of June, 2017.


                                          FIRST TRUST EXCHANGE-TRADED FUND III


                                          By: /s/ James M. Dykas
                                          --------------------------------------
                                          James M. Dykas, President and Chief
                                          Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                   TITLE                       DATE

                            President and Chief         June 29, 2017
/s/ James M. Dykas          Executive Officer
-------------------------
    James M. Dykas
                            Treasurer, Chief
                            Financial Officer and       June 29, 2017
/s/ Donald P. Swade         Chief Accounting Officer
-------------------------
    Donald P. Swade

                                             )
James A. Bowen*                      Trustee )
                                             )
                                             )
Richard E. Erickson*                 Trustee )
                                             )
                                             )        BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                    Trustee )           -----------------------
                                             )           W. Scott Jardine
                                             )           Attorney-In-Fact
Robert F. Keith*                     Trustee )           June 29, 2017
                                             )
                                             )
Niel B. Nielson*                     Trustee )


* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

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